Statements of Comprehensive Income (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Online game	$ 574,653,000	$ 435,512,000	$ 327,153,000
Online advertising	42,525,000	38,211,000	26,953,000
Others	6,251,000	10,853,000	0
Total revenues	623,429,000	484,576,000	354,106,000
Cost of revenues:
Online game	77,941,000	49,837,000	29,852,000
Online advertising (including transactions with a related party of $22, $37 and $50, respectively)	6,535,000	3,892,000	3,154,000
Others (including transactions with a related party of $nil, $763 and $1,552, respectively)	20,046,000	13,783,000	0
Total cost of revenues	104,522,000	67,512,000	33,006,000
Gross profit	518,907,000	417,064,000	321,100,000
Operating expenses:
Product development (including transactions with related parties of $906, $nil and $nil, respectively)	73,755,000	52,238,000	39,893,000
Sales and marketing (including transactions with a related party of $7,459,$6,002 and $14,026 respectively)	60,639,000	49,893,000	39,211,000
General and administrative (including transactions with a related party of $1,486, $1,483 and $27, respectively)	33,514,000	29,684,000	19,558,000
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	2,906,000	5,420,000	0
Total operating expenses	170,814,000	137,235,000	98,662,000
Operating profit	348,093,000	279,829,000	222,438,000
Interest income	15,882,000	11,933,000	4,194,000
Foreign currency exchange loss	(558,000)	(618,000)	(527,000)
Interest expense	(2,243,000)	(7,000)	(39,000)
Other (expense) income	(173,000)	457,000	(1,393,000)
Income before income tax expense	361,001,000	291,594,000	224,673,000
Income tax expense	67,405,000	43,580,000	29,990,000
Net income	293,596,000	248,014,000	194,683,000
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196,000	2,558,000	0
Net income attributable to Changyou.com Limited	282,400,000	245,456,000	194,683,000
Net income	293,596,000	248,014,000	194,683,000
Other comprehensive income: Foreign currency translation adjustment	3,385,000	21,867,000	10,291,000
Comprehensive income	296,981,000	269,881,000	204,974,000
Comprehensive income attributable to the mezzanine classified non-controlling interest	11,196,000	2,558,000	0
Comprehensive income attributable to Changyou.com Limited	285,785,000	267,323,000	204,974,000
Basic net income per share	$ 2.67	$ 2.34	$ 1.88
Diluted net income per share	$ 2.64	$ 2.30	$ 1.83
Weighted average number of ordinary shares outstanding, basic	105,656	104,854	103,792
Weighted average number of ordinary shares outstanding, diluted	106,792	106,600	106,239
Cost of revenues [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	306,000	230,000	430,000
Product development [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	1,854,000	2,399,000	4,465,000
Sales and marketing [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	326,000	960,000	569,000
General and administrative [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	$ 1,183,000	$ 2,528,000	$ 4,098,000
Ordinary Shares [Member]
Operating expenses:
Basic net income per share	$ 2.67	$ 2.34	$ 1.88
Diluted net income per share	$ 2.64	$ 2.30	$ 1.83
Weighted average number of ordinary shares outstanding, basic	105,656	104,854	103,792
Weighted average number of ordinary shares outstanding, diluted	106,792	106,600	106,239
ADS [Member]
Operating expenses:
Basic net income per share	$ 5.35	$ 4.68	$ 3.75
Diluted net income per share	$ 5.29	$ 4.61	$ 3.66
Weighted average number of ordinary shares outstanding, basic	52,828	52,427	51,896
Weighted average number of ordinary shares outstanding, diluted	53,396	53,300	53,120